Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2023	2024
Bunkers	746,147	2,346,431
Lubricants	1,233,536	1,544,716

Total	1,979,683	3,891,147